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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
               PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplements the prospectuses dated May 1, 2006 (as supplemented) for the PrimElite III/SM/ products issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we," "us," and "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1. ANNUITY PAYMENTS (THE INCOME PHASE) -- ANNUITY DATE

Replace the second paragraph in the subsection titled "Annuity Date" with the following:

  When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten
  (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.

2. OTHER INFORMATION -- METLIFE INVESTORS USA

The following applies only to prospectuses of contracts issued by MetLife Investors USA Insurance Company. In the subsection titled "MetLife Investors USA," replace the fourth sentence of the first paragraph with the following:

  On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900   Telephone: (888) 556-5412
             Irvine, CA 92614

PrimElite III is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                                  SUPP-N13PEIII